Employee Benefits - Additional Information (Detail) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$) shares R$ / shares	Dec. 31, 2019 BRL (R$) shares R$ / shares
Text Block [Abstract]
Number of options outstanding	17,245	17,568
Number of options exercised	3,405	604
Share based compensation expense | R$	R$ 231,939	R$ 119,659
Share Price | R$ / shares	R$ 52.50	R$ 38.67